Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Haymaker III [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair value measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account:
Money Market investments	$317,582,318	$317,582,318	$—	$—
Liabilities
Warrant liability – Public Warrants	$4,365,625	$4,365,625	$—	$—
Warrant liability – Private Placement Warrants	$3,061,666	$—	$—	$3,061,666
Convertible promissory note - related party	$72,800	$—	$—	$72,800
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$317,581,791	$317,581,791	$—	$—
Liabilities
Warrant liability – Public Warrants	$5,715,000	$5,715,000	$—	$—
Warrant liability – Private Placement Warrants	$4,063,666	$—	$—	$4,063,666
The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of March 31, 2022 and December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker HYACW. The quoted price of the Public Warrants, on NASDAQ, beginning on April 29, 2021, was
$
0.55
and $
0.72
per warrant as of March 31, 2022 and December 31, 2021, respectively.
The Company utilizes a Black-Scholes Option Pricing Model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the condensed statements of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants.
The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting periods. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in April 2021 after the Public Warrants were separately listed and traded.
The following table provides the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants:

At March 4, 2021 (Initial Measurement)
Stock Price on Valuation Date	$10.00
Strike price (Exercise Price per Share)	$11.50
Probability of completing a Business Combination	85.0%
Term (in years)	6.6
Volatility	4% pre-merger/ 34% post-merger
Risk-free rate	1.1%
Fair value per warrant	$2.11
The following table provides the significant inputs to the Modified Black Scholes model for the fair value of the Private Placement Warrants:

	As of March 31, 2022	As of December 31, 2021

Stock price	$9.88	$9.80
Strike price	$11.50	$11.50
Probability of completing a Business Combination	N/A *	N/A *
Dividend yield	—%	—%
Term (in years)	5.3	5.8
Volatility	7.3%	11.3%
Risk-free rate	2.4%	1.3%
Fair value per warrant	$0.55	$0.73

*	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.
The convertible promissory note - related party was valued using a Black-Scholes method, which is considered to be a Level 3 fair value measurement. The estimated fair value of each draw of the convertible promissory note - related party was based on the following significant inputs:

	As of March 31, 2022	As of February 14, 2022 (Initial Measurement)	As of February 9, 2022 (Initial Measurement)	As of February 4, 2022 (Initial Measurement)

Warrant price	$0.55	$0.36	$0.44	$0.47
Conversion price	$1.50	$1.50	$1.50	$1.50
Expected term	0.3	0.4	0.4	0.4
Warrant volatility	123.0%	91.0%	89.0%	89.0%
Risk free rate	0.5%	0.6%	0.4%	0.4%
Discount rate	9.9%	9.8%	9.9%	9.9%
Probability of completing initial Business Combination	35%	35%	35%	35%
Fair value convertible promissory note - related party	$72,800	$14,800	$27,600	$29,600
The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants as of March 4, 2021	27,185,000
Additional warrants issued in over-allotment	1,420,125
Transfer of Public Warrants to Level 1 measurement	(16,748,125)
Change in valuation inputs or other assumptions	(7,793,334)

Fair value as of December 31, 2021	4,063,666
Initial measurement of draw on convertible promissory note - related party on February 4, 2022	29,600
Initial measurement of draw on convertible promissory note - related party on February 9, 2022	27,600
Initial measurement of draw on convertible promissory note - related party on February 14, 2022	14,800
Change in valuation inputs or other assumptions	(1,001,200)

Fair value as of March 31, 2022	$3,134,466

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $2,351,375 and $619,543 within change in fair value of warrant liabilities in the Condensed Statements of Operations for the three months ended March 31, 2022 and March 31, 2021, respectively. The Company recognized a loss on the change in fair value of convertible promissory note - related party of $800 in the condensed statement of operations for the three months ended March 31, 2022. The aggregate amount by which the cash proceeds from the draws on the convertible promissory note – related party was in excess of fair value on the initial measurement dates of $136,827 is reflected as a contribution to additional paid-in capital during the three months ended March 31, 2022.

NOTE 10. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$317,581,791	$317,581,791	$—	$—
Liabilities
Warrant liability – Public Warrants	$5,715,000	$5,715,000	$—	$—
Warrant liability – Private Placement Warrants	$4,063,666	$—	$—	$4,063,666
The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants. The subsequent measurement of the Public Warrants as of December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker HYACW. The quoted price of the Public Warrants, on NASDAQ, beginning on April 29, 2021, was $0.72 per warrant as of December 31, 2021.
The Company utilizes a Black-Scholes Option Pricing Model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statements of operations. The estimated fair value of the Private Placement warrant liability is determined using Level 3 inputs. Inherent in a binomial lattice model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting periods. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in April 2021 after the Public Warrants were separately listed and traded.

The following table provides the significant inputs to the Monte Carlo Simulation for the fair value of the Public Warrants:

At March 4, 2021 (Initial Measurement)
Stock Price on Valuation Date	$10.00
Strike price (Exercise Price per Share)	$11.50
Probability of completing a Business Combination	85.0%
Term (in years)	6.6
Volatility	4% pre-merger / 34% post-merger
Risk-free rate	1.1%
Fair value of warrants	$2.11
The following table provides the significant inputs to the Modified Black Scholes model for the fair value of the Private Placement Warrants:

	As of March 4, 2021 (Initial Measurement)	As of December 31, 2021
Stock price	$10.00	$9.80
Strike price	$11.50	$11.50
Probability of completing a Business Combination	85.0%	N/A *
Dividend yield	—%	—%
Term (in years)	6.6	5.8
Volatility	27.4%	11.3%
Risk-free rate	1.1%	1.3%
Fair value of warrants	$2.13	$0.73

*	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.
The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants as of March 4, 2021	27,185,000
Additional warrants issued in over-allotment	1,420,125
Transfer of Public Warrants to Level 1 measurement	(16,748,125)
Change in valuation inputs or other assumptions	(7,793,334)

Fair value as of December 31, 2021	$4,063,666

The Company recognized gains in connection with changes in the fair value of warrant liabilities of $18,826,459 within change in fair value of warrant liabilities in the Statements of Operations for the year ended December 31, 2021 and $0 for the period from July 6, 2020 (inception) through December 31, 2020.